Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

4.  Discontinued operations

In December 2018, the Group acquired and started to consolidate Beijing Yitian Xindong Network Technology Co., Ltd. (“Yitian Xindong”). See Note 5.

In May 2020, the Group sold all of its investment in Yitian Xindong, as well as its rights to contingent returnable consideration under certain price adjustment mechanisms in connection with its original investment, with a total consideration of RMB313.6 million and recognized a disposal loss of RMB14.7 million in 2020. Yitian Xindong was a subsidiary and a separate reporting unit of the Group, and the disposal of Yitian Xindong represented the Group’s strategic shift in operation of online literature business that had a major effect on the Group’s operations and financial results. Therefore, the disposal of Yitian Xindong was qualified for reporting as a “discontinued operation” in the Group’s financial statements. Accordingly, Yitian Xindong’s results of operations have been excluded from the Group’s results from continuing operations in the consolidated statements of comprehensive income/(loss) and are presented in separate line items as discontinued operations for the years ended December 31, 2019 and 2020. The financial information disclosed in this 20-F document is presented on a continuing operations basis, unless otherwise specifically stated.

The following tables set forth the results of operations and cash flows of discontinued operations, that were included in the Group’s consolidated financial statements (in thousands):

	For the Years Ended December 31,
	2019	2020*
Revenues	203,281	69,917
Cost of revenues	(84,972)	(33,875)
Gross profit	118,309	36,042
Operating expenses:
Sales and marketing expenses	(74,011)	(29,377)
General and administrative expenses	(29,741)	(6,539)
Technology and product development expenses	(26,016)	(9,664)
Goodwill impairment	—	(39,352)
Changes in fair value of financial assets-contingent returnable consideration	62,051	—
Total operating expenses	(67,717)	(84,932)
Income/(loss) from operations	50,592	(48,890)
Interest income, net	597	270
Loss from disposal of discontinued operations	—	(14,678)
Others, net	1,344	569
Income/(loss) before tax	52,533	(62,729)
Income tax benefit	1,709	363
Net income/(loss) from discontinued operations	54,242	(62,366)

	For the Years Ended December 31,
	2019	2020*
Net cash provided by discontinued operating activities	41,080	186
Net cash (used in)/provided by discontinued investing activities	(80,352)	265,753
Net cash used in discontinued financing activities	(144,100)	—

Note:

      * The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.